UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05770

Exact name of registrant as specified in charter:	Aberdeen Israel Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended September 30, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2015

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—98.7%
COMMON STOCKS—97.3%
ISRAEL—94.5%
AEROSPACE & DEFENSE—4.5%
49,735	Elbit Systems Ltd.(a)	$3,676,568

BANKS—12.4%
447,000	Bank Hapoalim BM(a)	2,249,360
514,000	Bank Leumi Le-Israel BM(a)(b)	1,918,590
164,000	First International Bank of Israel Ltd.(a)	2,039,485
324,900	Mizrahi Tefahot Bank Ltd.(a)	3,841,812
		10,049,247

CHEMICALS—10.1%
163,000	Frutarom Industries Ltd.(a)	6,167,964
389,500	Israel Chemicals Ltd.(a)	2,004,331
		8,172,295

COMMUNICATIONS EQUIPMENT—4.3%
168,765	Ituran Location & Control Ltd.(a)	3,485,726

DIVERSIFIED TELECOMMUNICATION SERVICES—5.4%
2,277,000	Bezeq The Israeli Telecommunication Corp. Ltd.(a)	4,357,722

FOOD & STAPLES RETAILING—5.0%
94,316	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(a)	4,029,284

FOOD PRODUCTS—5.8%
242,220	Osem Investments Ltd.(a)	4,679,154

INTERNET SOFTWARE & SERVICES—0.5%
233,000	Matomy Media Group Ltd.(b)	387,718

PHARMACEUTICALS—21.6%
53,000	Perrigo Co. PLC(a)	8,341,319
160,820	Teva Pharmaceutical Industries Ltd.(a)	9,088,600
		17,429,919

REAL ESTATE MANAGEMENT & DEVELOPMENT—4.7%
96,000	Azrieli Group(a)	3,837,807

SOFTWARE—17.3%
131,353	Check Point Software Technologies Ltd.(b)	10,420,234
63,000	NICE Systems Ltd.(a)	3,528,557
		13,948,791

SPECIALTY RETAIL—1.2%
471,494	Golf & Co. Ltd.(a)	999,775

TEXTILES, APPAREL & LUXURY GOODS—1.7%
76,000	Fox Wizel Ltd.	1,375,495
		76,429,501

UNITED STATES—2.8%
INFORMATION TECHNOLOGY SERVICES—2.8%
40,000	Amdocs Ltd.	2,275,200
	Total Common Stocks	78,704,701

See Notes to Portfolio of Investments.

Aberdeen Israel Fund, Inc.

PRIVATE EQUITY—1.4%
GLOBAL—0.1%
$2,237,292	(c)	Emerging Markets Ventures I, L.P.(a)(b)(d)(e)(f)(g)	$60,541

ISRAEL—1.3%
1,250,001	(c)	ABS GE Capital Giza Fund, L.P.(a)(b)(d)(f)(g)	49,650
1,674,588	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)(g)	235,263
1,000,000	(c)	Concord Fund I Liquidating Main Trust(a)(b)(d)(f)(g)	39,010
250,440	(c)	Delta Fund I, L.P.(a)(b)(d)(g)(h)	53,619
1,250,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(d)(f)(g)	76,513
761,184	(c)	Neurone Ventures II, L.P.(a)(b)(d)(g)(h)	528,460
32,574	(c)	Vidyo, Inc. Trust A (Preferred)(a)(b)(d)(g)(h)(i)	25,779
15,531	(c)	Vidyo, Inc. Trust B (Preferred)(a)(b)(d)(g)(h)(i)	12,291
13,219	(c)	Vidyo, Inc. Trust B1 (Preferred)(a)(b)(d)(g)(h)(i)	10,461
6,864	(c)	Vidyo, Inc. Trust C (Preferred)(a)(b)(d)(g)(h)(i)	5,432
4,150	(c)	Vidyo, Inc. Trust C1 (Preferred)(a)(b)(d)(g)(h)(i)	3,284
1,802	(c)	Vidyo, Inc. Trust Common(a)(b)(d)(g)(h)(i)	1,426
2,713	(c)	Vidyo, Inc. Trust D (Preferred)(a)(b)(d)(g)(h)(i)	2,147
1,368	(c)	Vidyo, Inc. Trust Warrants(a)(b)(d)(g)(h)(i)	1,083
			1,044,418
		Total Private Equity—1.4% (cost $4,409,184)	1,104,959
		Total Long-Term Investments—98.7% (cost $49,897,586)	79,809,660

SHORT-TERM INVESTMENT—1.2%
$931,000		Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 09/30/2015, due 10/01/2015 repurchase price $931,000, collateralized by U.S. Treasury Note, maturing 06/30/2022; total market value of $951,594	931,000
		Total Short-Term Investment—1.2% (cost $931,000)	931,000
		Total Investments—99.9% (cost $50,828,586) (j)	80,740,660
		Other Assets in Excess of Liabilities—0.1%	104,857
		Net Assets—100.0%	$80,845,517

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	Illiquid security.
(e)	As of September 30, 2015, the aggregate amount of open commitments for the Fund is $888,120.
(f)	In liquidation.
(g)	Restricted security, not readily marketable. See Note (a) of the accompanying Notes to Portfolio of Investments.
(h)	Active investments.
(i)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note (c) of the accompanying Notes to Portfolio of Investments.
(j)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2015

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board of Directors of the Fund (the “Board”). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in private equity private placement securities, which represented 1.4% of the net assets of the Fund as of September 30, 2015. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets,

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2015

Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Information Technology Services	$2,275,200	$—	$—	$2,275,200
Internet Software & Services	387,718	—	—	387,718
Software	10,420,234	3,528,557	—	13,948,791
Textiles, Apparel & Luxury Goods	1,375,495	—	—	1,375,495
Other	—	60,717,497	—	60,717,497
Private Equity	—	—	1,104,959	1,104,959
Short-Term Investment	—	931,000	—	931,000
Total	$14,458,647	$65,177,054	$1,104,959	$80,740,660

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund were adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended September 30, 2015, securities issued by Azrieli Group and Golf & Co. Ltd. in the amounts of $3,837,807 and $999,775, respectively, transferred from Level 1 to Level 2 because there was a valuation factor applied at September 30, 2015. Also, a security issued by Fox Wizel Ltd., in the amount of $1,375,495 transferred from Level 2 to Level 1 because no valuation was applied at September 30, 2015. For the period ended September 30, 2015, there were no significant changes to the fair valuation methodologies.

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls, distributions and discussions with investment companies. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 9/30/15	Valuation Technique	Unobservable Inputs	Range

Private Equity	$1,104,959	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	($59,632) - $117,330

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2015

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions / Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 9/30/2015
Private Equity	$1,430,844	—	$(339,757)	$140,090	—	$(126,218)	—	—	$1,104,959
Total	$1,430,844	$—	$(339,757)	$140,090	$—	$(126,218)	$—	$—	$1,104,959

Change in unrealized appreciation/(depreciation) relating to investments still held at September 30, 2015 is $(163,890).

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the repurchase agreement, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $931,000 as of September 30, 2015. The value of the related collateral exceeded the value of the repurchase agreement at September 30, 2015.

c. Restricted Securities:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Cost	Fair Value At 9/30/15	Percent of Net Assets	Cumulative Distributions Received	Open Commitments (3)
ABS GE Capital Giza Fund, L.P.	02/03/98 – 02/13/02	$985,303	$49,650	0.06	$1,660,765	$—
BPA Israel Ventures, LLC	10/05/00 – 12/09/05	929,845	235,263	0.29	327,976	625,412
Concord Fund I Liquidating Main Trust	12/08/97 – 09/29/00	562,090	39,010	0.05	693,246	—
Delta Fund I, L.P.	11/15/00 – 03/28/07	89,240	53,619	0.07	339,118	—
Emerging Markets Ventures I, L.P.	01/22/98 – 01/10/06	762,340	60,541	0.08	2,573,955	262,708
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	790,786	76,513	0.10	372,474	—
Neurone Ventures II, L.P.	11/24/00 – 02/14/12	218,028	528,460	0.65	431,533	—
Vidyo, Inc. Trust A (Preferred) (2)	11/22/13	29,796	25,779	0.03	—	—
Vidyo, Inc. Trust B (Preferred) (2)	11/22/13	14,207	12,291	0.02	—	—
Vidyo, Inc. Trust B1 (Preferred) (2)	11/22/13	12,092	10,461	0.01	—	—
Vidyo, Inc. Trust C (Preferred) (2)	11/22/13	6,279	5,432	0.01	—	—
Vidyo, Inc. Trust C1 (Preferred) (2)	11/22/13	3,796	3,284	0.00	—	—
Vidyo, Inc. Trust Common (2)	11/22/13	1,648	1,426	0.00	—	—
Vidyo, Inc. Trust D (Preferred) (2)	11/22/13	2,482	2,147	0.00	—	—
Vidyo, Inc. Trust Warrants (2)	11/22/13	1,252	1,083	0.00	—	—
Total		$4,409,184	$1,104,959	1.37	$6,399,067	$888,120

(1) Neurone Ventures II, L.P., Delta Fund I, L.P., and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. ABS GE Capital Giza Fund, L.P., BPA Israel Ventures, LLC, Concord Fund I Liquidating Main Trust, Emerging Markets Ventures I, L.P. and Giza GE Venture Fund III, L.P. are in liquidation.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2015

(2) Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

(3) The open commitments are unlikely to be called.

The Fund may incur certain costs in connection with the disposition of the above securities.

d. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$50,828,586	$36,083,878	$(6,171,804)	$29,912,074

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Israel Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: November 24, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Israel Fund, Inc.

Date: November 24, 2015